HOSPITALITY REVENUE	6 Months Ended
Jun. 30, 2019
Disclosure of revenue [Abstract]
HOSPITALITY REVENUE
HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Room, food and beverage	$378	$348	$738	$675
Gaming, and other leisure activities	95	89	195	222
Other hospitality revenue	30	39	61	61
Total hospitality revenue	$503	$476	$994	$958